Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
19.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Effective January 1, 2008, the Company adopted authoritative guidance under FASB ASC Topic 820 for Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The authoritative guidance does not require any new fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. The guidance clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). The guidance emphasizes that fair value is a market-based measurement, not an entity-specific measurement.

Fair value is based on quoted market prices, when available. If listed prices or quotes are not available, fair value is based on fair value models that use market participant or independently sourced market data which include: discount rate, interest rate yield curves, credit risk, default rates and expected cash flow assumptions. In addition, valuation adjustments may be made in the determination of fair value. These fair value adjustments may include amounts to reflect counter party credit quality, creditworthiness, liquidity and other unobservable inputs that are applied consistently over time. These adjustments are estimated and, therefore, subject to significant management judgment, and at times, may be necessary to mitigate the possibility of error or revision in the model-based estimate of the fair value provided by the model. The methods described above may produce fair value calculations that may not be indicative of the net realizable value. While the Company believes its valuation methods are consistent with other financial institutions, the use of different methods or assumptions to determine fair values could result in different estimates of fair value. FASB ASC Topic 820 for Fair Value Measurements and Disclosures describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt, equity securities and derivative contracts that are traded in an active exchange market as well as certain U.S. Treasury securities that are highly liquid and actively traded in over-the-counter markets.

Level 2	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted market prices that are traded less frequently than exchange traded assets and liabilities. The values of these items are determined using pricing models with inputs observable in the market or can be corroborated from observable market data. This category generally includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities and derivative contracts.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Those assets which will continue to be measured at fair value on a recurring basis are as follows at December 31, 2011:

	Category Used for Fair Value Measurement
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Mortgage servicing rights	$—	$—	$647	$647
Loans held for sale		1,251		1,251
Investment securities available for sale:
U.S. GSE and agency notes	—	203	—	203
GNMA guaranteed mortgage certificates		8,106	—	8,106
Collateralized mortgage obligations (“CMOs”)	—		—
Government (GNMA) guaranteed CMOs	—	5,865	—	5,865
Agency CMOs	—	138,540	—	138,540
Non-Agency CMOs	—	37,990	—	37,990
Other mortgage-backed securities	—	536,451	—	536,451
Municipal bonds
General obligation municipal bonds	—	71,464	—	71,464
Revenue municipal bonds	—	18,690	—	18,690
Pooled trust preferred securities (financial industry)	—	—	11,153	11,153
Equity securities (financial industry)	3,139	—	—	3,139
Money market funds	41,432	—	—	41,432
Mutual funds	1,693	—	—	1,693
Certificates of deposits	—	285	—	285

Total	$46,264	$818,845	$11,800	$876,909

Those assets which will continue to be measured at fair value on a recurring basis are as follows at December 31, 2010:

	Category Used for Fair Value Measurement
(Dollars in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Trading securities	$—	$6,316	$—	$6,316
Investment securities available for sale:
U.S. Government Sponsored Enterprise (“GSE”) and agency notes	—	827,895	—	827,895
GNMA guaranteed mortgage certificates	—	8,989	—	8,989
Collateralized mortgage obligations:
Government (GNMA) guaranteed CMOs	—	7,979	—	7,979
Agency CMOs	—	26,944	—	26,944
Non-Agency CMOs	—	56,537	—	56,537
Other mortgage-backed securities	—	485,457	—	485,457
Municipal bonds:
General obligation municipal bonds	—	80,265	—	80,265
Revenue municipal bonds	—	18,867	—	18,867
Pooled trust preferred securities	—	—	14,522	14,522
Equity securities	3,235	—	—	3,235
Money market funds	8,963	—	—	8,963
Mutual funds	2,025	—	—	2,025
Certificates of deposits	313	—	—	313

Total	$14,536	$1,519,249	$14,522	$1,548,307

Level 1 Valuation Techniques and Inputs

Included in this category are equity securities, money market funds, mutual funds and certificates of deposit. To estimate the fair value of these securities, the Company utilizes observable quotations for the indicated security.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company. In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

GSE and Agency Notes. For pricing evaluations, an option adjusted spread model is incorporated to adjust spreads of issues that have early redemption features.

GNMA Guaranteed Mortgage Certificates. Pricing evaluations are based on issuer type, coupon, maturity, and original weighted average maturity. The pricing service’s seasoned evaluation model runs a daily cash flow incorporating projected prepayment speeds to generate an average life for each pool. The appropriate spread is applied to the point on the Treasury curve that is equal to the average life of any given pool. This is the yield by which the cash flows are discounted. Pool specific evaluation method enhances the information used in the seasoned model by incorporating the current weighted average maturity and taking into account additional pool level information supplied directly by the agency. Additionally, for adjustable rate mortgages, the model takes into account indices, margin, periodic and life caps, reset dates of the coupon and the convertibility of the bond.

GNMA Collateralized Mortgage Obligations. For pricing evaluations, the pricing service obtains and applies available trade information, dealer quotes, market color, spreads, bids, offers, prepayment information and Benchmarks (U.S. Treasury curves, swap curves, etc.). For CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based single cash flow stream model or an option-adjusted spread (OAS) model is used. Alternatively, the evaluator may utilize market conventions if different from the model-generated assumptions.

Agency CMOs. For pricing evaluations, the pricing service, in general, obtains and applies available trade information, dealer quotes, market color, spreads, bids, offers, prepayment information and Benchmarks (U.S. Treasury curves, swap curves, etc.). For CMOs, depending upon the characteristics of a given tranche, a volatility-driven, multi-dimensional spread table based single cash flow stream model or an option-adjusted spread (OAS) model is used. Alternatively, the evaluator may utilize market conventions if different from the model-generated assumptions.

Other Residential Mortgage-backed Securities. Included in this category are Fannie Mae and Freddie Mac fixed rate residential mortgage-backed securities and Fannie Mae and Freddie Mac adjustable rate residential mortgage-backed securities. Pricing evaluations are based on issuer type, coupon, maturity, and original weighted average maturity. The pricing service’s seasoned evaluation model runs a daily cash flow incorporating projected prepayment speeds to generate an average life for each pool. The appropriate spread is applied to the point on the Treasury curve that is equal to the average life of any given pool. This is the yield by which the cash flows are discounted. Pool specific evaluation method enhances the information used in the seasoned model by incorporating the current weighted average maturity and taking into account additional pool level information supplied directly by the government sponsored enterprise. Additionally, for adjustable rate mortgages, the model takes into account indices, margin, periodic and life caps, reset dates of the coupon and the convertibility of the bond.

Tax Exempt Municipal Bonds. For pricing, the pricing service’s evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. Evaluators apply this information to bond sectors, and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax, use of proceeds, and callability.

Taxable Municipal Bonds. For pricing, the pricing service’s evaluators build internal yield curves, which are adjusted throughout the day based on trades and other pertinent market information. Evaluators apply this information to bond sectors, and individual bond evaluations are then extrapolated. Within a given sector, evaluators have the ability to make daily spread adjustments for various attributes that include, but are not limited to, discounts, premiums, credit, alternative minimum tax, use of proceeds, and callability.

Level 3 Valuation Techniques and Inputs

The Bank’s Level 3 assets are comprised of pooled trust preferred securities whose underlying collateral consists of financial services debt. These investments are thinly traded and the Company determines the estimated fair values for these securities by using observable transactions of similar rated single trust preferred issues to obtain an average discount margin which was applied to a cash flow analysis model in determining the fair value of the Company’s pooled trust preferred securities. The fair market value estimates we assign to these securities assume liquidation in an orderly fashion and not under distressed circumstances. Due to the continued illiquidity and credit risk of certain securities, the market value of these securities is highly sensitive to assumption changes and market volatility.

At the end of each quarter, the Company assesses the valuation hierarchy for each asset or liability measured. From time to time, assets or liabilities will be transferred within hierarchy levels as a result of changes in valuation methodologies used. Collateralized debt obligations are valued as a level 3 because they have become less liquid and pricing has become less observable along with a currently inactive market. The methodology for establishing valuations for these securities considered the pricing of similar securities issued during the period, and adjusted this pricing for credit quality, diversification of underlying collateral and recent cash flows on the Company’s holdings.

In addition, the authoritative guidance requires the Company to disclose the fair value for financial assets on both a recurring and non-recurring basis. The Company measures loans held for sale, impaired loans, SBA servicing assets, restricted equity investments and loans transferred to other real estate owned at fair value on a non-recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures the extent of the impairment in accordance with guidance under FASB ASC Topic 310 for Receivables. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of similar debt, enterprise value, liquidation value or discounted cash flows. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2011, substantially all of the total impaired loans were evaluated based on the fair value of the collateral. In accordance with authoritative guidance, impaired loans for which an allowance is established based on the fair value of collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a non-recurring Level 3 valuation.

The table below presents all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010.

Level 3 Investments Only
(Dollars in thousands)
Year Ended December 31, 2011	Trust Preferred Securities	Mortgage Servicing Rights
Balance, January 1, 2011	$14,522	$268
Included in earnings	—	507
Included in other comprehensive income	187	—
Payments	(3,705)	(55)
Net accretion / (amortization)	149	—
Decrease in fair value due to changes in valuation input or assumptions	—	(73)

Balance, December 31, 2011	$11,153	$647

*	As described in Note 22 to these consolidated financial statements, effective January 1, 2011, the Company elected the fair value measurement method to account for its mortgage servicing rights.

Level 3 Investments Only (Dollars in thousands)	Year Ended December 31, 2010
Trust Preferred Securities
Balance, January 1, 2010	$18,797
Included in earnings	—
Included in other comprehensive income	115
Payments	(4,390)

Balance, December 31, 2010	$14,522

Assets measured at fair value on a nonrecurring basis are as follows:

	Balance Transferred YTD 12/31/11	Level 1	Level 2	Level 3	Gain/(Losses)
Impaired loans	$55,190	$—	$—	$55,190	($28,653)
Long lived assets held for sale	615	—	615	—	(627)

	Balance Transferred YTD 12/31/10	Level 1	Level 2	Level 3	Gain/(Losses)
Impaired loans	$83,537	$—	$—	$83,537	($67,264)
Other real estate owned	10,407	—	10,407	—	(5,393)
Long lived assets held for sale	3,305	—	3,305	—	(1,562)

The estimated fair values of the Company’s financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The following table sets forth the carrying and estimated fair value of the Company’s financial assets and liabilities for the periods indicated:

(Dollars in thousands)	2011		2010
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$347,956	$347,956	$90,299	$90,299
Trading securities	—	—	6,316	6,316
Investment securities	1,376,638	1,380,966	1,651,844	1,653,883
Loans—net	2,521,916	2,518,281	2,751,036	2,773,373
Liabilities:
Checking deposits	1,443,183	1,443,183	1,787,006	1,787,006
Money market and savings accounts	1,313,265	1,313,265	1,307,170	1,307,170
Time deposits	838,354	842,834	848,128	855,045
Borrowed funds	250,335	267,702	273,317	274,930

Cash and Cash Equivalents—For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investments—The fair value of investment securities is based on quoted market prices, dealer quotes, and prices obtained from independent pricing services. The methodology for establishing valuations for pooled trust preferred securities considered and the pricing of similar single trust preferred securities issued during the period and applied an average discount margin to the cash flow analysis model. The fair value of Federal Home Loan Bank stock is not determinable since there is no active market for the stock.

Loans Receivable—The fair value of loans is estimated by discounting the future cash flows using the current rate at which similar loans would be made to borrowers with similar credit and for the same remaining maturities. Additionally, to be consistent with the requirements under FASB ASC Topic 820 for Fair Value Measurements and Disclosures, the loans were valued at a price that represents the Company’s exit price or the price at which these instruments would be sold or transferred.

Checking and Money Market Deposits, Savings Accounts, and Time Deposits—The fair value of checking and money market deposits and savings accounts is the amount reported in the consolidated financial statements. The carrying amount of checking, savings and money market is the amount that is payable on demand at the reporting date. The fair value of time deposits is generally based on a present value estimate using rates currently offered for deposits of similar remaining maturity.

Borrowed Funds—The fair value of borrowed funds is based on a present value estimate using rates currently offered. Under FASB ACS Topic 820 for Fair Value Measurements and Disclosures, the subordinated debenture was valued based on management’s estimate of similar trust preferred securities activity in the market.

Commitments to Extend Credit and Letters of Credit—The majority of the Company’s commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Company or the borrower, they only have value to the Company and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since December 31, 2011 and 2010 and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.